EARNINGS PER SHARE - Earnings and Weighted Average Number of Shares Used in Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Net income for the year attributable to owners of the Company	$ 30,539	$ 35,876	$ 31,653
Weighted average number of shares for the purpose of basic earnings per share (in shares)	34,919	34,402	33,960
Weighted average number of shares for the purpose of diluted earnings per share (in shares)	36,094	35,413	35,013
BASIC EARNINGS PER SHARE (in usd per share)	$ 0.87	$ 1.04	$ 0.93
DILUTED EARNINGS PER SHARE (in usd per share)	$ 0.84	$ 1.01	$ 0.90